Loan Receivables	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
Loan Receivables

7 LOAN RECEIVABLES

	As of March 31,
	2025	2026
	RMB	RMB
Loan receivables - principal	35,496	25,015
- service fee	245	208
Allowance for credit losses	(4,633)	(5,310)
Loan receivables, net	31,108	19,913

Movement of allowance for credit losses is as follows:

	For the year ended March 31,
	2024	2025	2026
	RMB	RMB	RMB
Balance at beginning of year	(28,665)	(3,949)	(4,633)
Cumulative effect of adoption of new accounting standard (Note 2 (k))	(1,312)	—	—
Provisions	(167)	(684)	(677)
Write-off	26,195	—	—
Balance at end of year	(3,949)	(4,633)	(5,310)